Filed pursuant to Rule 497(e)
File Nos. 333-205640 and 811-21319

CALAMOS® CONVERTIBLE AND HIGH INCOME FUND

(THE “FUND”)

Supplement dated July 23, 2018 to the

Prospectus and Statement of Additional Information both dated March 1, 2018,

as supplemented on March 2, 2018

With this supplement, the Prospectus Supplement, Prospectus and Statement of Additional Information of the Fund are updated to reflect new trustee information. Effective July 19, 2018, Lloyd A. Wennlund was elected as trustee of the Fund.

Management of the Fund

Effective July 19, 2018, the section titled “Trustees and Officers” on page 45 in the Prospectus is amended and restated as follows:

The Fund’s Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund’s operations. Currently, there are seven Trustees of the Fund, one of whom is an “interested person” of the Fund (as defined in the 1940 Act) and six of whom are not “interested persons.” The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the statement of additional information.

Management of the Fund

Effective July 19, 2018, the following information is added to the table setting forth information of trustees who are not interested persons of the Fund in the “Management of the Fund” section of the Statement of Additional Information:

NAME AND YEAR OF BIRTH	POSITION(S) WITH FUND AND LENGTH OF TIME WITH THE FUND	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
Lloyd A. Wennlund, (1957)	Trustee (since 2018) Term Expires 2019	24	Expert Affiliate, Bates Group, LLC (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (since 2011)

^	The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, and Calamos Dynamic Convertible and Income Fund.

Effective July 19, 2018, the paragraph immediately following the table setting forth information about officers of the Fund in the “Management of the Fund” section of the Statement of Additional Information is amended and restated as follows:

The Fund’s Board of Trustees consists of seven members. In accordance with the Fund’s Agreement and Declaration of Trust, the Board of Trustees is divided into three classes of approximately equal size. The terms of the trustees of the different classes are staggered. The terms of Virginia G. Breen, Stephen B. Timbers and Lloyd A. Wennlund will expire at the annual meeting of shareholders in 2019. The terms of John P. Calamos, Sr. and William R. Rybak will expire at the annual meeting of shareholders in 2020. The terms of John E. Neal and David D. Tripple will expire at the annual meeting of shareholders in 2021. Such classification of the Trustees may prevent the replacement of a majority of the Trustees for up to a two year period. Each of the Fund’s officers serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees. In connection with the issuance of the MRP Shares, Messrs. Rybak and Timbers were designated as the Trustees who represent the holders of preferred shares of the Fund.

Committees of the Board of Trustees

Effective July 19, 2018, the section titled “Management of the Fund — Committees of the Board of Trustees” in the Statement of Additional Information is amended to reflect the following information:

Mr. Wennlund serves on the audit committee, valuation committee and governance committee.

Leadership Structure and Qualifications of the Board of Trustees

Effective July 19, 2018, the fourth paragraph in the section titled “Management — Leadership Structure and Qualifications of the Board of Trustees” in the Statement of Additional Information is amended and restated as follows:

Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has served for multiple years as a trustee of the Fund. In addition, each of Ms. Breen and Messrs. Calamos, Neal, Rybak, Timbers, Tripple, and Wennlund has more than 25 years of experience in the financial services industry. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak, Timbers, Tripple, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak and Timbers has earned a Masters of Business Administration degree, and Mr. Tripple has earned a Juris Doctor degree.

Compensation of Officers and Trustees

Effective July 19, 2018, the first table within the section titled “Management of the Fund — Compensation of Officers and Trustees” of the Statement of Additional Information is amended and restated as follows:

Name of Trustee	Aggregate Compensation from Fund	Total Compensation from Calamos Funds Complex(1)*
John P. Calamos, Sr.	$0	$0
Virginia G. Breen	$9,203	$147,500
John E. Neal(1)	$11,570	$173,500
William R. Rybak	$9,843	$157,500
Stephen B. Timbers	$12,849	$193,500
David D. Tripple	$9,843	$157,500
Lloyd A. Wennlund(2)	$0	$0
Mark J. Mickey	$9,625	$150,000

(1)

Includes fees that may have been deferred during the year pursuant to a deferred compensation plan with Calamos Investment Trust. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the portfolios of the Calamos Investment Trust as selected by the Trustee. As of October 31, 2017, the values of the deferred compensation account for Mr. Neal was $1,763,647.
(2)	Mr. Wennlund was elected to the Board effective July 19, 2018.
*	The Calamos Fund Complex consists of eight investment companies and each applicable series thereunder including the Fund, Calamos Investment Trust, Calamos Advisors Trust, Calamos Global Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund, Calamos Global Dynamic Income Fund and Calamos Dynamic Convertible and Income Fund.

Share Ownership

Effective July 19, 2018, the similar disclosure within the section titled “Management of the Fund — Ownership of Shares of the Fund and Other Calamos Funds” in the Statement of Additional Information is amended and restated as follows:

The following table indicates the value of shares that each Trustee beneficially owns in the Fund and the Calamos Fund Complex in the aggregate. The value of shares of the Calamos Funds is determined on the basis of the net asset value of the class of shares held as of December 31, 2017, except as noted below. The value of the shares held are stated in ranges in accordance with the requirements of the SEC. The table reflects the Trustees’ beneficial ownership of shares of the Calamos Fund Complex. Beneficial ownership is determined in accordance with the rules of the SEC.

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE CALAMOS FUNDS
John P. Calamos, Sr.(1)(2)	Over $100,000	Over $100,000
Virginia G. Breen	None	Over $100,000
John E. Neal	None	Over $100,000
William R. Rybak	$10,001-$50,000	Over $100,000
Stephen B. Timbers	Over $100,000	Over $100,000
David D. Tripple	$1-$10,000	Over $100,000
Lloyd A. Wennlund(3)	None	None

(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company, Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.
(2)	Indicates an “interested person” of the Trust, as defined in the 1940 Act.
(3)	For Mr. Wennlund, valuation is as of July 19, 2018.

Please retain this supplement for future reference